RETIREMENT BENEFIT OBLIGATIONS - Schedule of Movement in Retirement Benefit Net Amounts Recognized in Balance Sheet (Details) - Amounts recognised in the balance sheet - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net amount recognised in the balance sheet
At 1 January	£ 1,469
At 31 December	4,301	£ 1,469
Defined benefit pension schemes
Net amount recognised in the balance sheet
At 1 January	1,578	550
Net defined benefit pension charge	(234)	(244)
Actuarial gains (losses) on defined benefit obligation	1,267	(5,443)
Return on plan assets	449	5,565
Employer contributions	1,344	1,149
Exchange and other adjustments	0	1
At 31 December	£ 4,404	£ 1,578